Consolidated Statements of Financial Position - USD ($) $ in Thousands	Aug. 31, 2025	Aug. 31, 2024
Current assets
Cash	$ 7,770	$ 8,331
Amounts receivable	3,818	1,958
Prepayments and other assets	1,237	1,246
Inventories	13,018	6,249
Total current assets	25,843	17,784
Other long-term assets	3,916	3,259
Mineral property, plant and equipment	87,493	77,817
Total assets	117,252	98,860
Current liabilities
Amounts payable and accrued liabilities	18,164	15,545
Income tax payable	753	1,411
Current portion of deferred revenue	3,408	1,653
Current portion of lease liabilities	1,201	401
Derivative financial instrument liabilities	1,011	2,273
Total current liabilities	24,537	21,283
Lease liabilities	1,606	942
Deferred income tax liability	15,670	9,505
Provision for reclamation	1,151	1,091
Total liabilities	42,964	32,821
Equity
Share capital	168,001	165,945
Share-based payments reserve	8,778	9,151
Warrants reserve	1,700	1,700
Accumulated deficit	(121,206)	(121,893)
Equity attributable to shareholders	57,273	54,903
Non-controlling interest	17,015	11,136
Total equity	74,288	66,039
Total equity and liabilities	$ 117,252	$ 98,860